Calvert
International Equity Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 3.0%
CSL Ltd.(1)	157,495	$ 30,884,325
		$ 30,884,325
Belgium — 2.3%
KBC Group NV	333,853	$ 23,524,118
		$ 23,524,118
Denmark — 6.1%
Coloplast AS, Class B	147,169	$ 17,691,645
Novo Nordisk AS, Class B	316,192	45,242,255
		$62,933,900
France — 11.3%
LVMH Moet Hennessy Louis Vuitton SE	37,056	$28,451,256
Safran SA	125,843	26,522,484
Sanofi SA(1)	357,107	34,440,517
Schneider Electric SE	113,204	27,140,180
		$116,554,437
Germany — 7.2%
Infineon Technologies AG	697,367	$25,593,582
Sartorius AG, PFC Shares	62,536	14,638,800
Siemens AG	183,275	34,112,154
		$74,344,536
Hong Kong — 2.5%
AIA Group Ltd.	3,856,881	$26,094,681
		$26,094,681
India — 2.4%
HDFC Bank Ltd.	1,240,360	$25,065,918
		$25,065,918
Japan — 7.4%
Kao Corp.(1)	461,754	$18,695,014
Keyence Corp.	52,072	22,790,765
Nihon M&A Center Holdings, Inc.	1,551,693	8,036,183
Recruit Holdings Co. Ltd.	503,695	27,102,393
		$76,624,355
Netherlands — 7.3%
ASML Holding NV	46,295	$47,182,283
IMCD NV(1)	204,739	28,222,747
		$75,405,030
Singapore — 2.4%
DBS Group Holdings Ltd.	948,465	$24,981,430
		$24,981,430
Security	Shares	Value
South Africa — 1.2%
Vodacom Group Ltd.(1)	2,188,662	$ 11,743,543
		$ 11,743,543
Spain — 9.1%
Amadeus IT Group SA(1)	421,675	$ 28,060,111
Banco Santander SA	5,331,366	24,805,631
Iberdrola SA	3,178,923	41,246,297
		$ 94,112,039
Sweden — 1.5%
Indutrade AB	587,018	$15,077,360
		$15,077,360
Switzerland — 8.5%
Lonza Group AG	30,805	$16,770,392
Nestle SA	551,158	56,259,049
Straumann Holding AG	115,300	14,232,460
		$87,261,901
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	76,157	$13,236,848
		$13,236,848
United Kingdom — 26.0%
Ashtead Group PLC	308,533	$20,571,022
AstraZeneca PLC	291,726	45,402,181
Compass Group PLC	1,408,922	38,383,690
Halma PLC	913,110	31,123,849
HSBC Holdings PLC	3,621,136	31,257,647
InterContinental Hotels Group PLC	207,483	21,801,548
London Stock Exchange Group PLC	242,052	28,702,117
Reckitt Benckiser Group PLC	577,418	31,237,843
RELX PLC	413,021	18,924,139
		$267,404,036
Total Common Stocks (identified cost $872,707,404)		$1,025,248,457

Preferred Stocks — 0.0%

Security	Shares	Value
Venture Capital — 0.0%
Bioceptive, Inc.:
Series A(2)(3)(4)	582,574	$ 0
Series B(2)(3)(4)	40,523	0
FINAE, Series D(2)(3)(4)	2,597,442	0
Total Preferred Stocks (identified cost $491,304)		$ 0

Calvert
International Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Venture Capital Limited Partnership Interests — 0.1%

Security	Value
Africa Renewable Energy Fund LP(2)(3)(4)	$ 760,209
gNet Defta Development Holding LLC(2)(3)(4)(5)	137,907
SEAF India International Growth Fund LP(2)(3)(4)	0
Total Venture Capital Limited Partnership Interests (identified cost $1,592,782)	$ 898,116

Short-Term Investments — 5.2%

Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	2,987,202	$ 2,987,202
Total Affiliated Fund (identified cost $2,987,202)		$ 2,987,202
Securities Lending Collateral — 4.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(7)	50,676,193	$ 50,676,193
Total Securities Lending Collateral (identified cost $50,676,193)		$ 50,676,193
Total Short-Term Investments (identified cost $53,663,395)		$ 53,663,395

Total Investments — 104.8% (identified cost $928,454,885)	$1,079,809,968
Other Assets, Less Liabilities — (4.8)%	$ (49,779,651)
Net Assets — 100.0%	$1,030,030,317

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $61,623,733 and the total market value of the collateral received by the Fund was $64,684,631, comprised of cash of $50,676,193 and U.S. government and/or agencies securities of $14,008,438.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
(4)	Restricted security. Total market value of restricted securities amounts to $898,116, which represents 0.1% of the net assets of the Fund as of June 30, 2024.
(5)	May be deemed to be an affiliated company.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Health Care	21.3%
Industrials	19.2
Financials	18.7
Information Technology	13.6
Consumer Discretionary	11.3
Consumer Staples	10.3
Utilities	4.0
Communication Services	1.1
Venture Capital	0.1
Total	99.6%

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund LP	4/17/14-5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
SEAF India International Growth Fund LP	3/22/05-5/24/10	195,777

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

Calvert
International Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in companies and funds that may be deemed to be affiliated was $3,125,109, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$ 867,935	$ —	$ (880,000)	$ —	$12,065	$ —	$ 2,713	$ —
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	145,341	—	—	—	(7,434)	137,907	—	—
Short-Term Investments
Liquidity Fund, Institutional Class(2)	7,548,628	166,357,331	(170,918,757)	—	—	2,987,202	336,699	2,987,202
Total				$ —	$ 4,631	$3,125,109	$339,412

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$30,884,325	$ —	$30,884,325
Belgium	—	23,524,118	—	23,524,118
Denmark	—	62,933,900	—	62,933,900
France	—	116,554,437	—	116,554,437
Germany	—	74,344,536	—	74,344,536
Hong Kong	—	26,094,681	—	26,094,681
India	—	25,065,918	—	25,065,918
Japan	—	76,624,355	—	76,624,355
Netherlands	—	75,405,030	—	75,405,030
Singapore	—	24,981,430	—	24,981,430
South Africa	—	11,743,543	—	11,743,543
Spain	—	94,112,039	—	94,112,039
Sweden	—	15,077,360	—	15,077,360
Switzerland	—	87,261,901	—	87,261,901
Taiwan	13,236,848	—	—	13,236,848

Calvert
International Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
United Kingdom	$ —	$267,404,036	$ —	$267,404,036
Total Common Stocks	$13,236,848	$1,012,011,609(2)	$ —	$1,025,248,457
Preferred Stocks - Venture Capital	$ —	$ —	$0	$0
Venture Capital Limited Partnership Interests	—	—	898,116	898,116
Short-Term Investments:
Affiliated Fund	2,987,202	—	—	2,987,202
Securities Lending Collateral	50,676,193	—	—	50,676,193
Total Investments	$66,900,243	$1,012,011,609	$898,116	$1,079,809,968

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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